Related Parties - Summary of Key Management Personnel Compensation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 8	€ 10	€ 8
Directors' fees	1	1	1
Share-based compensation	4	2	2
Post-employments benefits			1
Termination benefits	1	1	1
Employer social contribution	1	2	1
Total	€ 15	€ 16	€ 14